North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 7.6%
	Aligned Data Centers Issuer LLC
400,000	1.937%, 08/15/2046[1]	$361,840
	American Credit Acceptance Receivables Trust 2021-2
446,000	1.340%, 07/13/2027[1]	424,305
	Americredit Automobile Receivables Trust 2019-2
139,925	2.540%, 07/18/2024	140,263
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039[1]	473,745
	AMSR 2021-SFR2 Trust
200,000	1.527%, 08/19/2038[1]	179,607
	Amur Equipment Finance Receivables IX LLC
74,996	0.750%, 11/20/2026[1]	73,256
	Amur Equipment Finance Receivables X LLC
785,000	2.200%, 01/20/2028[1]	746,606
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
53,817	5.720%, 01/15/2024	55,180
	CNH Equipment Trust 2019-A
13,309	3.010%, 04/15/2024	13,366
	DT Auto Owner Trust 2020-1
18,849	2.160%, 05/15/2024[1]	18,853
	Enterprise Fleet Funding 2021-1 LLC
376,926	0.440%, 12/20/2026[1]	367,480
	Exeter Automobile Receivables Trust 2021-3
317,000	0.350%, 02/18/2025	314,944
306,000	0.690%, 01/15/2026	298,824
	FedEx Corp 2020-1 Class AA Pass Through Trust
322,847	1.875%, 08/20/2035	285,785
	Flagship Credit Auto Trust 2021-3
96,510	0.360%, 07/15/2027[1]	94,144
	GLS Auto Receivables Issuer Trust 2021-3
574,000	0.780%, 11/17/2025[1]	554,212
	GM Financial Automobile Leasing Trust 2020-2
290,000	2.560%, 07/20/2024	288,619
	GM Financial Automobile Leasing Trust 2021-3
4,035	0.240%, 12/20/2023	4,006
	MMAF Equipment Finance LLC 2018-A
247,452	3.390%, 01/10/2025[1]	248,848
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028[1]	97,050
	Oscar US Funding X LLC
336,257	3.270%, 05/11/2026[1,2]	337,203
	Oscar US Funding XII LLC
110,000	0.700%, 04/10/2025[1,2]	106,496
	Santander Retail Auto Lease Trust 2021-C
227,000	0.500%, 03/20/2025[1]	220,083
	Tricon Residential 2022-SFR1 Trust
528,000	3.856%, 04/17/2039[1]	516,657
	Union Pacific Railroad Co 2005 Pass Through Trust
26,656	5.082%, 01/02/2029	27,801
	Verizon Master Trust
274,000	0.690%, 05/20/2027	258,986
	Verizon Owner Trust 2020-C
635,000	0.670%, 04/21/2025	608,996
	VMC Finance 2021-FL4 LLC
354,096	1.654% (1 Month LIBOR USD + 1.100%), 06/18/2036[1,3]	348,802
	Volvo Financial Equipment LLC Series 2019-2
109,282	2.040%, 11/15/2023[1]	109,438
	Westlake Automobile Receivables Trust 2020-2
300,000	1.320%, 07/15/2025[1]	299,606
	Westlake Automobile Receivables Trust 2020-3
52,577	0.560%, 05/15/2024[1]	52,471
	Westlake Automobile Receivables Trust 2021-1
89,209	0.390%, 10/15/2024[1]	88,751
295,000	0.640%, 03/16/2026[1]	289,657
	Westlake Automobile Receivables Trust 2021-2
320,000	0.620%, 07/15/2026[1]	309,920
	Westlake Automobile Receivables Trust 2021-3
1,000,000	1.290%, 01/15/2027[1]	965,226
	World Omni Auto Receivables Trust 2019-C
172,595	1.960%, 12/15/2024	172,755
	TOTAL ASSET BACKED SECURITIES
	(Cost $10,128,326)	9,753,781

	CORPORATE BONDS - 26.7%
	COMMUNICATION SERVICES - 2.3%
	Diversified Telecommunication Services - 1.6%
	AT&T Inc.
292,000	1.700%, 03/25/2026	269,836
300,000	4.350%, 03/01/2029	303,180
	Verizon Communications Inc.
1,702,000	2.100%, 03/22/2028	1,526,093
		2,099,109
	Entertainment - 0.4%
	The Walt Disney Co.
301,000	1.750%, 01/13/2026	282,352
180,000	2.000%, 09/01/2029	157,574
		439,926
	Media - 0.3%
	Fox Corp.
389,000	3.050%, 04/07/2025	382,132
	TOTAL COMMUNICATION SERVICES	2,921,167

	CONSUMER DISCRETIONARY - 2.4%
	Automobiles - 1.6%
	American Honda Finance Corp.
218,000	2.000%, 03/24/2028	197,096
	Daimler Finance North America LLC
150,000	1.450%, 03/02/2026[1]	137,177
	General Motors Financial Co., Inc.
1,207,000	1.250%, 01/08/2026	1,081,243
345,000	4.300%, 04/06/2029	329,617
	Hyundai Capital America
250,000	5.875%, 04/07/2025[1]	260,906
		2,006,039
	Hotels, Restaurants & Leisure - 0.4%
	Starbucks Corp.
528,000	3.550%, 08/15/2029	503,446
	Internet & Direct Marketing Retail - 0.2%
	Amazon.com, Inc.
265,000	3.300%, 04/13/2027	263,034
	Specialty Retail - 0.2%
	The Home Depot, Inc.
178,000	2.950%, 06/15/2029	166,938
	The Home Depot, Inc.
160,000	2.950%, 06/15/2029	156,218
		323,156
	TOTAL CONSUMER DISCRETIONARY	3,095,675

	CONSUMER STAPLES - 1.4%
	Beverages - 0.4%
	Anheuser-Busch InBev Worldwide Inc.
283,000	4.750%, 01/23/2029	291,547
	PepsiCo, Inc.
243,000	2.625%, 03/19/2027	234,598
		526,145
	Household Products - 0.1%
	The Procter & Gamble Co.
107,000	1.200%, 10/29/2030	88,321
	Tobacco - 0.9%
	Altria Group, Inc.
360,000	4.800%, 02/14/2029	357,236
	B.A.T. Capital Corp.
254,000	2.259%, 03/25/2028	217,324
257,000	4.906%, 04/02/2030	248,294
	Philip Morris International Inc.
354,000	2.750%, 02/25/2026	342,903
		1,165,757
	TOTAL CONSUMER STAPLES	1,780,223

	ENERGY - 1.3%
	Oil, Gas & Consumable Fuels - 1.3%
	BP Capital Markets America Inc.
175,000	3.017%, 01/16/2027	168,594
191,000	3.543%, 04/06/2027	188,145
	Chevron Corp.
361,000	2.954%, 05/16/2026	353,312
	Saudi Arabian Oil Co.
200,000	3.500%, 04/16/2029[1,2]	194,180
	Shell International Finance B.V.
888,000	2.375%, 11/07/2029[2]	793,521
	TOTAL ENERGY	1,697,752

	FINANCIALS - 12.6%
	Banks - 8.8%
	Bank of America Corp.
1,321,000	1.658% (SOFR + 0.910%), 03/11/2027[3]	1,197,543
325,000	1.734% (SOFR + 0.960%), 07/22/2027[3]	291,985
504,000	2.572% (SOFR + 1.210%), 10/20/2032[3]	426,408
	Bank of Montreal
170,000	1.850%, 05/01/2025[2]	161,608
	The Bank of Nova Scotia
717,000	1.300%, 06/11/2025[2]	665,808
	Canadian Imperial Bank of Commerce
415,000	2.250%, 01/28/2025[2]	399,913
	Citigroup Inc.
628,000	0.981% (SOFR + 0.669%), 05/01/2025[3]	592,661
388,000	3.070% (SOFR + 1.280%), 02/24/2028[3]	364,998
	Cooperatieve Rabobank U.A.
556,000	1.980% (1 Year CMT Rate + 0.730%), 12/15/2027[1,2,3]	504,574
	F.N.B. Corp. of Pennsylvania
249,000	2.200%, 02/24/2023	246,919
	Federation des caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025[1,2]	209,847
	Fifth Third Bancorp
464,000	3.650%, 01/25/2024	465,194
	JPMorgan Chase & Co.
783,000	0.969% (SOFR + 0.580%), 06/23/2025[3]	737,317
1,688,000	2.005% (SOFR + 1.585%), 03/13/2026[3]	1,591,176
525,000	1.578% (SOFR + 0.885%), 04/22/2027[3]	475,278
286,000	1.953% (SOFR + 1.065%), 02/04/2032[3]	233,889
	PNC Financial Services Group, Inc.
301,000	1.150%, 08/13/2026	273,043
513,000	2.550%, 01/22/2030	459,148
	The Toronto-Dominion Bank
716,000	1.150%, 06/12/2025[2]	664,547
282,000	1.250%, 09/10/2026[2]	253,225
	U.S. Bancorp
79,000	2.677% (SOFR + 1.020%), 01/27/2033[3]	69,974
	Wells Fargo & Co.
779,000	3.526% (SOFR + 1.510%), 03/24/2028[3]	748,766
	Westpac Banking Corp.
276,000	1.953%, 11/20/2028[2]	243,568
		11,277,389
	Capital Markets - 2.5%
	The Charles Schwab Corp.
87,000	2.000%, 03/20/2028	78,593
	The Goldman Sachs Group, Inc.
881,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025[3]	867,653
477,000	1.431% (SOFR + 0.798%), 03/09/2027[3]	426,329
692,000	1.992% (SOFR + 1.090%), 01/27/2032[3]	559,589
	Morgan Stanley
349,000	0.790% (SOFR + 0.525%), 05/30/2025[3]	326,705
1,092,000	1.593% (SOFR + 0.879%), 05/04/2027[3]	983,022
		3,241,891
	Consumer Finance - 0.7%
	Capital One Financial Corp.
1,029,000	1.878% (SOFR + 0.855%), 11/02/2027[3]	921,381
	Insurance - 0.6%
	Berkshire Hathaway Finance Corp.
812,000	2.875%, 03/15/2032	735,943
	TOTAL FINANCIALS	16,176,604

	HEALTH CARE - 1.5%
	Biotechnology - 0.5%
	AbbVie Inc.
195,000	3.600%, 05/14/2025	193,957
	Amgen Inc.
382,000	3.000%, 02/22/2029	358,798
197,000	2.450%, 02/21/2030	173,982
		726,737
	Health Care Providers & Services - 0.8%
	CVS Health Corp.
70,000	4.300%, 03/25/2028	70,366
	UnitedHealth Group Inc.
914,000	3.750%, 07/15/2025	923,034
		993,400
	Pharmaceuticals - 0.2%
	AstraZeneca PLC
268,000	0.700%, 04/08/2026[2]	239,863
	TOTAL HEALTH CARE	1,960,000

	INDUSTRIALS - 1.6%
	Aerospace & Defense - 0.8%
	The Boeing Co.
1,022,000	4.875%, 05/01/2025	1,035,909
	Air Freight & Logistics - 0.1%
	United Parcel Service, Inc.
152,000	3.900%, 04/01/2025	153,950
	Road & Rail - 0.7%
	BNSF Railway Co 2015-1 Pass Through Trust
194,923	3.442%, 06/16/2028[1]	194,807
	CSX Corp.
150,000	3.800%, 03/01/2028	149,144
	CSX Transportation, Inc.
322,983	6.251%, 01/15/2023	329,959
	Union Pacific Railroad Co 2014-1 Pass Through Trust
151,081	3.227%, 05/14/2026	148,796
		822,706
	TOTAL INDUSTRIALS	2,012,565

	INFORMATION TECHNOLOGY - 2.0%
	Semiconductors & Semiconductor Equipment - 0.3%
	Broadcom Inc.
399,000	3.459%, 09/15/2026	388,837
	Software - 0.3%
	Oracle Corp.
390,000	3.250%, 11/15/2027	363,375
	Technology Hardware, Storage & Peripherals - 1.4%
	Apple Inc.
590,000	2.050%, 09/11/2026	559,531
655,000	1.200%, 02/08/2028	573,989
	Hewlett Packard Enterprise Co.
682,000	1.450%, 04/01/2024	657,540
		1,791,060
	TOTAL INFORMATION TECHNOLOGY	2,543,272

	MATERIALS -0.2%
	Chemicals - 0.2%
	DuPont de Nemours, Inc.
306,000	4.493%, 11/15/2025	311,803
	TOTAL MATERIALS	311,803

	REAL ESTATE - 0.4%
	Equity Real Estate Investment Trusts (REITs) - 0.4%
	Crown Castle International Corp.
504,000	1.050%, 07/15/2026	445,384
	TOTAL REAL ESTATE	445,384

	UTILITIES - 1.0%
	Electric Utilities - 0.8%
	Duke Energy Corp.
151,000	2.450%, 06/01/2030	131,930
	NextEra Energy Capital Holdings, Inc.
419,000	1.900%, 06/15/2028	371,459
	Pacific Gas and Electric Co.
349,000	1.367%, 03/10/2023	344,035
	Virginia Electric and Power Co.
176,000	3.150%, 01/15/2026	172,551
		1,019,975
	Multi-Utilities - 0.2%
	Consolidated Edison Co. of New York, Inc.
222,000	3.350%, 04/01/2030	210,303
	TOTAL UTILITIES	1,230,278

	TOTAL CORPORATE BONDS
	(Cost $37,381,899)	34,174,723

	MORTGAGE BACKED SECURITIES - 40.0%
	BBCMS Mortgage Trust 2022-C14
233,201	1.727%, 02/18/2055	223,702
	COMM 2012-CCRE4 Mortgage Trust
243,278	2.853%, 10/17/2045	243,252
	DBUBS 2017-BRBK Mortgage Trust
300,000	3.452%, 10/12/2034[1]	295,412
	Ellington Financial Mortgage Trust 2020-1
309,336	2.006%, 05/25/2065[1,4]	303,936
	EQUS 2021-EQAZ Mortgage Trust
600,000	0.861% (1 Month LIBOR USD + 0.755%), 10/15/2036[1,3]	585,828
	Fannie Mae Pool
14,666	4.500%, 07/01/2026	15,123
50,081	2.500%, 08/01/2028	49,162
38,882	5.000%, 11/01/2029	40,671
11,610	4.000%, 10/01/2030	11,572
96,126	4.500%, 05/01/2031	98,131
84,817	4.000%, 09/01/2031	85,753
37,413	4.500%, 01/01/2032	38,189
24,090	3.500%, 04/01/2032	24,000
474,988	2.500%, 06/01/2032	466,177
206,478	3.500%, 07/01/2032	207,898
154,603	3.500%, 02/01/2033	155,729
1,105,990	3.500%, 05/01/2033	1,124,847
320,991	3.000%, 05/01/2033	310,536
130,588	3.500%, 12/01/2033	130,992
92,462	4.500%, 05/01/2034	94,607
110,357	4.000%, 06/01/2034	112,116
151,770	3.500%, 08/01/2034	150,518
122,406	3.500%, 12/01/2034	121,653
256,589	3.500%, 02/01/2035	257,382
172,225	3.000%, 02/01/2035	171,431
121,071	4.000%, 11/01/2035	122,711
57,670	3.500%, 11/01/2035	57,318
333,032	2.500%, 04/01/2037	310,425
129,630	4.000%, 07/01/2037	130,831
127,337	3.500%, 12/01/2037	125,439
126,358	4.000%, 12/01/2037	127,748
88,005	4.000%, 06/01/2038	89,631
82,103	3.000%, 08/01/2038	79,383
4,528	4.000%, 03/01/2039	4,576
614,580	3.000%, 01/01/2040	594,552
51,040	4.500%, 01/01/2040	53,263
42,139	4.500%, 01/01/2040	43,976
656,249	2.500%, 06/01/2040	610,089
12,517	4.500%, 07/01/2040	13,063
351,068	2.000%, 08/01/2040	316,363
89,481	4.000%, 09/01/2040	90,310
21,806	4.500%, 09/01/2040	22,757
4,091	4.000%, 09/01/2040	4,140
386,878	3.000%, 10/01/2040	369,680
227,642	2.500%, 10/01/2040	212,074
272,300	2.000%, 11/01/2040	245,206
14,391	4.500%, 11/01/2040	14,817
35,336	4.500%, 12/01/2040	36,789
173,232	2.000%, 01/01/2041	155,962
58,868	4.000%, 01/01/2041	59,482
33,333	4.000%, 01/01/2041	33,734
6,461	4.000%, 01/01/2041	6,539
465,956	2.500%, 02/01/2041	426,826
393,652	1.500%, 03/01/2041	337,939
250,569	2.500%, 03/01/2041	233,391
86,808	4.500%, 04/01/2041	90,605
21,427	4.500%, 05/01/2041	22,318
521,527	2.500%, 09/01/2041	483,828
1,750,333	3.000%, 10/01/2041	1,676,909
532,817	2.500%, 10/01/2041	494,962
9,392	4.000%, 10/01/2041	9,434
337,862	2.500%, 11/01/2041	313,436
21,600	3.000%, 09/01/2042	20,843
143,838	3.000%, 04/01/2043	138,588
126,595	3.500%, 07/01/2043	125,469
46,170	3.500%, 01/01/2044	45,761
405,017	3.000%, 04/01/2045	389,798
37,638	3.500%, 12/01/2045	37,116
194,460	4.500%, 03/01/2046	202,908
115,488	3.000%, 04/01/2046	110,778
185,784	2.500%, 05/01/2046	170,970
151,803	3.000%, 06/01/2046	146,609
113,966	3.500%, 06/01/2046	112,533
74,303	3.000%, 10/01/2046	71,160
6,761	3.000%, 11/01/2046	6,483
472,369	3.000%, 02/01/2047	454,560
196,013	3.000%, 02/01/2047	187,868
1,127,921	2.500%, 11/01/2047	1,039,185
295,962	2.500%, 12/01/2047	272,167
55,616	3.500%, 03/01/2048	54,529
214,493	2.500%, 04/01/2048	197,629
119,644	3.000%, 04/01/2048	114,586
359,641	3.500%, 08/01/2048	353,780
112,112	3.500%, 11/01/2048	109,657
10,810	4.500%, 11/01/2048	11,032
144,619	3.000%, 12/01/2048	138,606
48,488	3.000%, 02/01/2049	46,285
20,875	3.500%, 02/01/2049	20,361
660,795	2.500%, 07/01/2049	608,883
602,079	3.500%, 09/01/2049	575,822
108,142	3.000%, 12/01/2049	102,430
419,639	2.500%, 04/01/2050	378,047
300,155	2.500%, 05/01/2050	270,444
164,573	3.500%, 08/01/2050	161,932
561,303	2.500%, 09/01/2050	513,896
141,284	2.500%, 10/01/2050	129,672
358,665	2.000%, 03/01/2051	318,359
1,461,397	2.500%, 07/01/2051	1,338,644
847,818	2.500%, 08/01/2051	774,980
613,517	2.500%, 09/01/2051	560,733
2,006,705	2.500%, 10/01/2051	1,840,017
532,624	2.500%, 10/01/2051	486,969
295,903	2.500%, 12/01/2051	270,903
643,595	3.000%, 01/01/2052	609,683
530,307	3.000%, 02/01/2052	501,649
271,360	3.000%, 02/01/2052	256,893
	Fannie Mae REMICS
1,227	7.000%, 11/25/2022	1,224
30,969	5.500%, 01/25/2026	31,730
119,035	4.000%, 04/25/2033	120,739
225,000	4.000%, 09/25/2033	225,001
4,544	5.000%, 08/25/2035	4,791
228,000	3.500%, 10/25/2037	225,763
5,788	4.500%, 02/25/2038	5,812
1,434	2.000%, 07/25/2041	1,421
45,594	2.000%, 12/25/2041	43,107
136,793	3.500%, 02/25/2043	135,785
110,116	2.000%, 02/25/2043	104,733
9,765	3.500%, 08/25/2043	9,782
117,824	2.000%, 10/25/2044	112,891
77,528	2.000%, 10/25/2044	72,959
45,985	3.000%, 04/25/2045	44,832
8,341	3.500%, 08/25/2045	8,337
79,515	2.500%, 01/25/2048	75,008
568,000	4.000%, 05/25/2049[5]	572,593
102,845	3.500%, 09/25/2048	103,018
694,401	2.000%, 04/25/2049	641,634
79,951	3.000%, 07/25/2049	76,563
11,786	3.500%, 06/25/2053	11,633
	Fannie Mae Trust 2003-W8
16,122	1.018% (1 Month LIBOR USD + 0.350%), 05/25/2042[3]	16,055
	Fannie Mae-Aces
69,423	3.501%, 01/25/2024	69,665
	Freddie Mac Gold Pool
3,921	6.000%, 01/01/2024	3,994
14,528	4.500%, 12/01/2024	14,872
36,993	4.500%, 10/01/2028	38,587
80,126	4.500%, 05/01/2031	81,864
163,002	4.500%, 06/01/2031	166,537
6,911	4.000%, 09/01/2031	6,993
50,895	3.500%, 05/01/2032	51,267
244,605	3.500%, 08/01/2032	245,845
124,549	3.000%, 11/01/2032	120,861
48,497	3.500%, 06/01/2033	48,358
125,958	4.000%, 11/01/2033	128,080
15,913	3.500%, 07/01/2036	15,570
157,249	3.500%, 08/01/2036	156,801
26,977	4.500%, 12/01/2039	28,173
25,895	4.000%, 01/01/2041	26,228
46,639	3.000%, 11/01/2042	45,021
105,159	3.500%, 12/01/2042	104,073
372,497	3.000%, 12/01/2046	357,213
286,526	3.000%, 12/01/2046	274,873
71,756	3.000%, 01/01/2047	68,796
	Freddie Mac Multifamily Structured Pass Through Certificates
11,831	0.792% (1 Month LIBOR USD + 0.340%), 07/25/2024[3]	11,822
16,469	2.802%, 01/25/2046[4]	16,445
	Freddie Mac Pool
252,190	3.500%, 07/01/2030	252,970
28,735	2.000%, 12/01/2030	27,514
121,088	2.500%, 11/01/2031	118,791
55,973	3.000%, 10/01/2032	55,538
309,408	4.000%, 06/01/2033	312,417
89,609	3.500%, 11/01/2034	90,226
357,691	3.000%, 07/01/2038	348,227
491,064	3.000%, 09/01/2039	470,852
727,267	3.000%, 06/01/2040	693,915
174,359	2.500%, 04/01/2042	161,654
472,393	2.500%, 10/01/2046	434,753
671,571	4.500%, 02/01/2047	690,318
38,797	3.500%, 01/01/2048	38,085
263,351	2.500%, 11/01/2050	240,896
355,820	2.000%, 02/01/2051	315,062
527,679	2.500%, 03/01/2051	483,021
429,934	2.000%, 11/01/2051	380,014
582,522	3.000%, 12/01/2051	551,089
	Freddie Mac REMICS
24,724	4.500%, 09/15/2025	25,234
162,679	3.500%, 08/15/2027	162,773
4,654	3.000%, 11/15/2032	4,653
4,664	3.000%, 09/15/2037	4,673
217,222	3.000%, 08/15/2040	217,260
180,292	2.000%, 09/15/2041	171,217
18,643	2.000%, 12/15/2041	17,603
381,876	2.000%, 11/15/2042	361,446
84,679	3.000%, 05/15/2043	83,150
41,642	3.000%, 11/15/2043	41,488
110,113	2.000%, 03/25/2044	105,687
236,620	3.000%, 08/15/2044	231,506
595	4.000%, 07/15/2045	594
345,305	3.000%, 06/25/2048	330,848
155,190	1.000%, 04/25/2049	140,170
60,566	1.000%, 01/25/2050	49,894
239,122	3.250%, 04/15/2053[6]	237,046
54,380	3.000%, 01/15/2055	53,829
	Freddie Mac STACR REMIC Trust 2021-DNA3
84,459	1.039% (SOFR30A + 0.750%), 10/25/2033[1,3]	83,628
	Freddie Mac STACR REMIC Trust 2022-DNA1
1,000,000	1.289% (SOFR30A + 1.000%), 01/27/2042[1,3]	982,435
	Freddie Mac STACR REMIC Trust 2022-DNA1
826,000	2.251% (SOFR30A + 2.000%), 04/25/2042[1,3]	826,687
	Freddie Mac Structured Agency Credit Risk Debt Notes
48,426	1.089% (SOFR30A + 0.800%), 08/25/2033[1,3]	48,136
	Freddie Mac Structured Pass-Through Certificates
119,660	1.619% (12 Month US Treasury Average + 1.400%), 07/25/2044[3]	123,208
18,623	1.419% (12 Month US Treasury Average + 1.200%), 10/25/2044[3]	18,935
	Government National Mortgage Association
563	5.000%, 12/20/2027	573
63,304	5.500%, 09/20/2033	65,496
146,985	2.750%, 06/20/2042	144,394
209,000	3.000%, 01/20/2043	203,388
46,067	2.200%, 11/16/2043	45,896
13,747	2.250%, 09/16/2044	13,628
36,201	2.000%, 03/20/2045	34,456
15,017	2.500%, 10/20/2045	14,846
25,381	2.500%, 09/20/2046	24,824
477,029	2.000%, 03/20/2050	443,426
165,882	1.000%, 08/20/2050	140,001
200,465	1.250%, 05/20/2051	171,450
1,933,535	1.750%, 09/20/2051	1,800,176
8,074	2.700%, 12/16/2054[4]	8,073
	GS Mortgage Securities Corp Trust 2021-RENT
296,924	1.325% (1 Month LIBOR USD + 0.700%), 11/21/2035[1,3]	293,992
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	1.705% (1 Month LIBOR USD + 1.150%), 06/16/2036[1,3]	304,572
	ILPT Trust 2019-SURF
145,000	4.145%, 02/13/2041[1]	144,951
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	119,188
	Morgan Stanley Capital I Trust 2015-UBS8
168,000	3.809%, 12/17/2048	167,103
	Morgan Stanley Capital I Trust 2016-UBS12
413,000	3.596%, 12/17/2049	405,800
	Morgan Stanley Capital I Trust 2016-UBS9
337,000	3.594%, 03/17/2049	333,558
	PSMC 2020-3 Trust
925,000	3.000%, 11/25/2050[1,4]	871,141
	RLGH Trust 2021-TROT
430,000	1.355% (1 Month LIBOR USD + 0.800%), 04/15/2036[1,3]	424,085
	Seasoned Credit Risk Transfer Trust
93,293	2.000%, 11/25/2060	87,474
	UBS Commercial Mortgage Trust
334,000	2.921%, 10/18/2052	307,022
	UBS-Barclays Commercial Mortgage Trust 2012-C4
24,626	2.533%, 12/12/2045	24,616
	UBS-Barclays Commercial Mortgage Trust 2013-C5
98,649	2.687%, 03/12/2046	98,816
	UBS-Barclays Commercial Mortgage Trust 2013-C6
656,000	3.244%, 04/12/2046	654,632
	VNDO 2012-6AVE Mortgage Trust
300,000	2.996%, 11/15/2030[1]	300,790
	Wells Fargo Commercial Mortgage Trust 2016-C35
160,000	2.931%, 07/17/2048	153,910
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
437,000	2.918%, 11/18/2049	420,199
	Wells Fargo Commercial Mortgage Trust 2017-RB1
351,000	3.635%, 03/15/2050	346,253
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
222,710	1.704% (1 Month LIBOR USD + 1.150%), 02/15/2040[1,3]	219,800
	WFRBS Commercial Mortgage Trust 2013-C12
157,897	3.198%, 03/17/2048	158,039
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $55,503,897)	51,279,699

	U.S. GOVERNMENT AGENCY ISSUES - 18.3%
	Federal Farm Credit Banks Funding Corp.
1,375,000	2.280%, 02/14/2028	1,304,719
676,000	2.450%, 02/23/2028	647,594
2,000,000	1.300%, 09/20/2028	1,781,255
585,000	2.750%, 03/07/2029	564,381
710,000	1.370%, 03/20/2029	621,605
347,000	2.870%, 02/25/2030	335,058
2,095,000	2.150%, 12/01/2031	1,840,398
687,000	2.950%, 02/17/2032	647,080
247,000	2.940%, 02/23/2032	235,586
1,849,000	3.000%, 03/08/2032	1,756,746
668,000	3.800%, 04/05/2032	656,072
1,378,000	2.480%, 02/01/2034	1,207,131
1,355,000	3.250%, 02/23/2035	1,259,082
1,706,000	3.360%, 02/23/2037	1,579,353
	Federal Home Loan Banks
550,875	1.000%, 03/23/2026	509,288
1,640,000	0.625%, 11/23/2026[5]	1,541,385
550,000	2.500%, 02/25/2027	536,588
200,000	4.000%, 04/13/2027	200,029
925,000	3.200%, 04/21/2027	916,178
965,000	2.500%, 04/29/2027[5]	963,716
100,000	0.500%, 08/26/2027[6]	92,047
685,000	2.750%, 02/22/2034	627,361
360,000	2.900%, 02/18/2037	325,089
1,270,000	3.000%, 02/24/2037	1,140,109
	Ginnie Mae I Pool
920	4.500%, 04/15/2023	933
76,189	4.000%, 11/15/2024	77,966
313,457	3.020%, 09/15/2041	308,048
359,593	3.000%, 08/15/2045	345,629
	Ginnie Mae II Pool
114,237	3.500%, 04/20/2027	114,708
40,814	3.500%, 07/20/2027	40,983
747,234	3.500%, 12/20/2034	752,413
71,844	5.000%, 07/20/2048	74,732
463,445	3.000%, 10/20/2051	442,955
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $24,892,004)	23,446,217

	U.S. GOVERNMENT NOTES/BONDS - 4.1%
	United States Treasury Note/Bond
476,000	0.875%, 01/31/2024	461,608
2,591,000	2.625%, 04/15/2025	2,572,580
1,727,000	1.875%, 02/28/2027	1,644,698
453,000	2.750%, 04/30/2027	449,142
175,000	1.750%, 01/31/2029	162,135
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $5,344,118)	5,290,163

	FOREIGN GOVERNMENT AGENCY ISSUES - 1.5%
	International Bank for Reconstruction and Development
712,000	0.650%, 02/24/2026[2]	651,713
1,500,000	2.700%, 12/28/2037[2]	1,327,977
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $2,180,623)	1,979,690

	CERTIFICATES OF DEPOSIT - 1.2%
	American Express National Bank
245,000	2.000%, 03/09/2027	233,722
	Goldman Sachs Bank USA/New York NY
865,000	1.000%, 02/11/2026	804,556
	HSBC Bank USA NA
225,000	0.506% (3 Month LIBOR USD + 0.000%), 11/15/2022³	224,699
	JPMorgan Chase Bank NA
72,000	0.622% (3 Month LIBOR USD + 0.100%), 12/04/2023[3]	71,926
100,000	0.508% (3 Month LIBOR USD + 0.000%), 11/29/2024[3]	98,389
105,000	0.916% (3 Month LIBOR USD + 0.000%), 12/17/2025[3]	101,945
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $1,604,763)	1,535,237

	SHORT TERM INVESTMENT - 0.7%
946,931	First American Treasury Obligations Fund - Class X, 0.29%[7]	946,931
	TOTAL SHORT-TERM INVESTMENT
	(Cost $946,931)	946,931

	TOTAL INVESTMENTS - 100.1%
	(Cost $137,982,561)	128,406,441
	Liabilities in Excess of Other Assets - (0.1)%	(186,184)
	TOTAL NET ASSETS - 100.0%	$128,220,257

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

[1]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2022, the value of these securities total $14,471,141 which represents 11.29% of total net assets.

[2] Foreign security denominated in U.S. Dollars.
[3] Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2022.
[4] Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2022.
[5] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.45% of Net Assets. The total value of these securities is $572,593.
[6] Step-up bond; the interest rate shown is the rate in effect as of April 30, 2022.
[7] The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	7.6%
Corporate Bonds
Financials	12.6%
Consumer Discretionary	2.4%
Communication Services	2.3%
Information Technology	2.0%
Industrials	1.6%
Health Care	1.5%
Consumer Staples	1.4%
Energy	1.3%
Utilities	1.0%
Real Estate	0.4%
Materials	0.2%
Total Corporate Bonds	26.7%
Mortgage Backed Securities	40.0%
U.S. Government Agency Issues	18.3%
U.S. Government Notes/Bonds	4.1%
Foreign Government Agency Issues	1.5%
Certificates of Deposit	1.2%
Short-Term Investment	0.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

North Square McKee Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset Backed Securities	$-	$9,753,781	$-	$9,753,781
Corporate Bonds[1]	-	34,174,723	-	34,174,723
Mortgage Backed Securities	-	50,707,106	572,593	51,279,699
U.S. Government Agency Issues	-	23,446,217	-	23,446,217
U.S. Government Notes/Bonds	-	5,290,163	-	5,290,163
Foreign Government Agency Issues	-	1,979,690	-	1,979,690
Certificates of Deposit	-	1,535,237	-	1,535,237
Short-Term Investment	946,931	-	-	946,931
Total Investments	$946,931	$126,886,917	$572,593	$128,406,441

[1]	For a detailed break-out of corporate bonds by sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
McKee Bond Fund
Beginning balance October 31, 2021	$597,433
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(585,828)
Total realized gain (loss)	-
Total unrealized appreciation (depreciation)	(15,088)
Net purchases	576,076
Net sales	-
Balance as of April 30, 2022	$572,593